TRADE RECEIVABLES - AGING ANALYSIS OF PAST DUE BUT NOT IMPAIRED TRADE RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
Disclosure of aging analysis of past due but not impaired trade receivables [line items]
Trade receivables	¥ 4,142,210	$ 636,646		¥ 3,364,366
Financial assets past due but not impaired [member]
Disclosure of aging analysis of past due but not impaired trade receivables [line items]
Trade receivables	1,343,182			847,085
Over 1 year but within 2 years [member] | Financial assets past due but not impaired [member]
Disclosure of aging analysis of past due but not impaired trade receivables [line items]
Trade receivables	758,141			588,640
Over 2 years but within 3 years [member] | Financial assets past due but not impaired [member]
Disclosure of aging analysis of past due but not impaired trade receivables [line items]
Trade receivables	522,122			223,675
Over 3 years but within 5 years [member] | Financial assets past due but not impaired [member]
Disclosure of aging analysis of past due but not impaired trade receivables [line items]
Trade receivables	¥ 62,919			¥ 34,770

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.